Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
							Investment Based on:
					Average	Average
	Summary	Summary	Compensation	Compensation	Summary	Compensation				Core
	Compensation	Compensation	Actually	Actually	Compensation	Actually		Peer Group		FFO
	Table Total	Table Total	Paid to	Paid to	Table Total	Paid to	Total	Total		Per
	for PEO	for PEO	PEO	PEO	for Non-PEO	Non-PEO	Stockholder	Stockholder	Net	Diluted
	(Schall)	(Kleiman)	(Schall)	(Kleiman)	NEOs	NEOs	Return	Return	Income	Share
Year	($)	($)	($)(1)	($)(1)	($)	($)(1) (2)	($)	($)(3)	($)	($)(4)
2024	—	8,196,283	—	11,034,898	2,866,434	3,693,118	112.16	120.22	811,306,000	15.60
2023	2,742,016	3,076,648	5,829,702	6,234,794	1,442,044	2,620,160	94.76	99.78	430,708,000	15.03
2022	4,054,224	—	(4,363,421)	—	3,253,453	1,039,588	77.69	94.26	432,985,000	14.51
2021	7,183,068	—	8,887,546	—	3,175,109	3,773,473	124.82	138.51	515,691,000	12.49
2020	6,555,744	—	3,753,088	—	2,479,685	1,285,043	81.92	84.66	599,332,000	12.82

(1)

Amounts represent compensation actually paid to our CEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Angela L. Kleiman	Barb M. Pak, Anne Morrison and Rylan Burns
2023	Michael J. Schall and Angela L. Kleiman	Barb M. Pak, Adam W. Berry and Anne Morrison
2022	Michael J. Schall	Angela L. Kleiman, Barb M. Pak, Adam W. Berry and Anne Morrison
2021	Michael J. Schall	Angela L. Kleiman, Barb M. Pak and Adam W. Berry
2020	Michael J. Schall	Angela L. Kleiman, Adam W. Berry and John F. Burkart

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022		2023			2024
		Average		Average		Average			Average		Average
		Non-PEO		Non-PEO		Non-PEO	PEO	PEO	Non-PEO	PEO	Non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs	(Schall)	(Kleiman)	NEOs	(Kleiman)	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,000,354)	(1,186,948)	(3,750,204)	(1,350,199)	(570,101)	(1,631,393)	—	—	—	(3,034,560)	(807,016)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,681,004	788,870	3,830,188	1,379,019	578,898	1,696,781	—	—	—	3,711,186	1,123,693
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	252,800	—	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,592,337)	(699,110)	1,444,302	470,461	(5,812,145)	(1,611,345)	1,441,309	2,498,234	824,875	1,750,811	385,600
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(890,969)	(426,543)	180,192	99,083	(2,614,297)	(667,908)	1,646,377	659,912	353,241	411,179	124,407
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	76,289	—	—	—	—	—	—	—	—	—
Total Adjustments	(2,802,656)	(1,194,642)	1,704,478	598,364	(8,417,645)	(2,213,865)	3,087,686	3,158,146	1,178,116	2,838,616	826,684

(2)

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end dates, which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate and (ii) for stock options, a Black Scholes value as of the applicable year-end or vesting dates. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the year ended December 31, 2024 and prior fiscal years.

(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nareit Apartment Index.
(4)

Core Funds from Operations (“Core FFO”) and Core FFO per diluted share are non-GAAP measures. Funds from Operations (“FFO”) is a financial measure that is commonly used in the REIT industry. The Company presents FFO and FFO excluding non-core items, or Core FFO, as supplemental operating performance measures. In calculating FFO, the Company follows the definition for this FFO published by the National Association of Real Estate Investment Trusts (“Nareit”), which is the leading REIT industry association. The Company believes that, under the Nareit FFO definition, the two most significant adjustments made to net income are (i) the exclusion of historical cost depreciation and (ii) the exclusion of gains and losses from the sale of previously depreciated properties. For a discussion of the calculation of Core FFO and Core FFO per share-diluted and reconciliations to the most directly comparable measures under U.S. GAAP, see Appendix A.

Company Selected Measure Name	Core FFO per diluted share
Named Executive Officers, Footnote
(1)

Amounts represent compensation actually paid to our CEOs and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Angela L. Kleiman	Barb M. Pak, Anne Morrison and Rylan Burns
2023	Michael J. Schall and Angela L. Kleiman	Barb M. Pak, Adam W. Berry and Anne Morrison
2022	Michael J. Schall	Angela L. Kleiman, Barb M. Pak, Adam W. Berry and Anne Morrison
2021	Michael J. Schall	Angela L. Kleiman, Barb M. Pak and Adam W. Berry
2020	Michael J. Schall	Angela L. Kleiman, Adam W. Berry and John F. Burkart

Peer Group Issuers, Footnote
(3)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nareit Apartment Index.

Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022		2023			2024
		Average		Average		Average			Average		Average
		Non-PEO		Non-PEO		Non-PEO	PEO	PEO	Non-PEO	PEO	Non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs	(Schall)	(Kleiman)	NEOs	(Kleiman)	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,000,354)	(1,186,948)	(3,750,204)	(1,350,199)	(570,101)	(1,631,393)	—	—	—	(3,034,560)	(807,016)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,681,004	788,870	3,830,188	1,379,019	578,898	1,696,781	—	—	—	3,711,186	1,123,693
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	252,800	—	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,592,337)	(699,110)	1,444,302	470,461	(5,812,145)	(1,611,345)	1,441,309	2,498,234	824,875	1,750,811	385,600
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(890,969)	(426,543)	180,192	99,083	(2,614,297)	(667,908)	1,646,377	659,912	353,241	411,179	124,407
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	76,289	—	—	—	—	—	—	—	—	—
Total Adjustments	(2,802,656)	(1,194,642)	1,704,478	598,364	(8,417,645)	(2,213,865)	3,087,686	3,158,146	1,178,116	2,838,616	826,684

Non-PEO NEO Average Total Compensation Amount	$ 2,866,434	$ 1,442,044	$ 3,253,453	$ 3,175,109	$ 2,479,685
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,693,118	2,620,160	1,039,588	3,773,473	1,285,043
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022		2023			2024
		Average		Average		Average			Average		Average
		Non-PEO		Non-PEO		Non-PEO	PEO	PEO	Non-PEO	PEO	Non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs	(Schall)	(Kleiman)	NEOs	(Kleiman)	NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,000,354)	(1,186,948)	(3,750,204)	(1,350,199)	(570,101)	(1,631,393)	—	—	—	(3,034,560)	(807,016)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	3,681,004	788,870	3,830,188	1,379,019	578,898	1,696,781	—	—	—	3,711,186	1,123,693
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	252,800	—	—	—	—	—	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,592,337)	(699,110)	1,444,302	470,461	(5,812,145)	(1,611,345)	1,441,309	2,498,234	824,875	1,750,811	385,600
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(890,969)	(426,543)	180,192	99,083	(2,614,297)	(667,908)	1,646,377	659,912	353,241	411,179	124,407
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	76,289	—	—	—	—	—	—	—	—	—
Total Adjustments	(2,802,656)	(1,194,642)	1,704,478	598,364	(8,417,645)	(2,213,865)	3,087,686	3,158,146	1,178,116	2,838,616	826,684

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our named executive officers for the fiscal year ended December 31, 2024:

1.Core FFO;

2.Core FFO per diluted share; and

3.Same-property NOI

For additional details regarding our most important financial performance measures, please see the sections titled “Executive Summary” and “Overview of Named Executive Officer Compensation Program” in our Compensation Discussion and Analysis (CD&A) elsewhere in this proxy statement.

For a discussion of the calculation of Core FFO, Core FFO per share-diluted, EBITDAre, net-debt-to-EBITDAre, NOI and same-property NOI and reconciliations to the most directly comparable measures under U.S. GAAP, see Appendix A.

Total Shareholder Return Amount	$ 112.16	94.76	77.69	124.82	81.92
Peer Group Total Shareholder Return Amount	120.22	99.78	94.26	138.51	84.66
Net Income (Loss)	$ 811,306,000	$ 430,708,000	$ 432,985,000	$ 515,691,000	$ 599,332,000
Company Selected Measure Amount	15.6	15.03	14.51	12.49	12.82
PEO Name	Angela L. Kleiman
Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO
Non-GAAP Measure Description
(4)

Core Funds from Operations (“Core FFO”) and Core FFO per diluted share are non-GAAP measures. Funds from Operations (“FFO”) is a financial measure that is commonly used in the REIT industry. The Company presents FFO and FFO excluding non-core items, or Core FFO, as supplemental operating performance measures. In calculating FFO, the Company follows the definition for this FFO published by the National Association of Real Estate Investment Trusts (“Nareit”), which is the leading REIT industry association. The Company believes that, under the Nareit FFO definition, the two most significant adjustments made to net income are (i) the exclusion of historical cost depreciation and (ii) the exclusion of gains and losses from the sale of previously depreciated properties. For a discussion of the calculation of Core FFO and Core FFO per share-diluted and reconciliations to the most directly comparable measures under U.S. GAAP, see Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Core FFO per diluted share
Non-GAAP Measure Description
(4)

Core Funds from Operations (“Core FFO”) and Core FFO per diluted share are non-GAAP measures. Funds from Operations (“FFO”) is a financial measure that is commonly used in the REIT industry. The Company presents FFO and FFO excluding non-core items, or Core FFO, as supplemental operating performance measures. In calculating FFO, the Company follows the definition for this FFO published by the National Association of Real Estate Investment Trusts (“Nareit”), which is the leading REIT industry association. The Company believes that, under the Nareit FFO definition, the two most significant adjustments made to net income are (i) the exclusion of historical cost depreciation and (ii) the exclusion of gains and losses from the sale of previously depreciated properties. For a discussion of the calculation of Core FFO and Core FFO per share-diluted and reconciliations to the most directly comparable measures under U.S. GAAP, see Appendix A.

Measure:: 3
Pay vs Performance Disclosure
Name	Same-property NOI
Michael J Schall
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,742,016	$ 4,054,224	$ 7,183,068	$ 6,555,744
PEO Actually Paid Compensation Amount		5,829,702	(4,363,421)	8,887,546	3,753,088
Angela L. Kleiman
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,196,283	3,076,648
PEO Actually Paid Compensation Amount	11,034,898	6,234,794
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,838,616		(8,417,645)	1,704,478	(2,802,656)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,034,560)		(570,101)	(3,750,204)	(4,000,354)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,711,186		578,898	3,830,188	3,681,004
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,750,811		(5,812,145)	1,444,302	(1,592,337)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	411,179		(2,614,297)	180,192	(890,969)
PEO | Michael J Schall | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,087,686
PEO | Michael J Schall | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,441,309
PEO | Michael J Schall | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,646,377
PEO | Angela L. Kleiman | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,158,146
PEO | Angela L. Kleiman | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,498,234
PEO | Angela L. Kleiman | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		659,912
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	826,684	1,178,116	(2,213,865)	598,364	(1,194,642)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(807,016)		(1,631,393)	(1,350,199)	(1,186,948)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,123,693		1,696,781	1,379,019	788,870
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	385,600	824,875	(1,611,345)	470,461	(699,110)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					252,800
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 124,407	$ 353,241	$ (667,908)	$ 99,083	(426,543)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 76,289